Tax (Tables)	6 Months Ended
Jun. 30, 2025
Tax [Abstract]
Schedule of Income Tax Provision

The income tax provision consisted of the following components:

	For the six months ended June 30,
	2024	2025
	(Unaudited)	(Unaudited)
Current income tax expense	$(95)	$(212)
Deferred income tax (expense)/benefit	(707)	5
Total income tax expense	$(802)	$(207)

Schedule of Reconciliation of the Group’s PRC Statutory Tax Rate

A reconciliation of the Group’s PRC statutory tax rate to the effective income tax rate during the periods is as follows:

	For the six months ended June 30,
	2024	2025
	(Unaudited)	(Unaudited)
Computed income tax expense with PRC statutory tax rate	25.00%	25.00%
Non-deductible items	0.11%	(0.05)%
Additional deduction of qualified R&D expenditures	(8.73)%	5.25%
Effect of tax holiday and preferential tax rate	(10.19)%	(10.80)%
Changes in valuation allowance	9.64%	(22.12)%
Effect of income tax rate differences in jurisdictions other than the PRC	0.17%	0.08%
Effective income tax rate	16.00%	(2.64)%

Schedule of Per Share Effect of the Tax Holiday

The per share effect of the tax holiday were as follows:

	For the six months ended June 30,
	2024	2025
	(Unaudited)	(Unaudited)
Tax holiday effect	$(520)	$846
Effect of tax holiday on basic net income per share	(0.01)	0.02
Effect of tax holiday on diluted net income per share	(0.01)	0.02

Schedule of Deferred Tax Assets and Deferred Tax Liability

As of December 31, 2024 and June 30, 2025, the significant components of the deferred tax assets and deferred tax liability were summarized below:

	As of December 31,	As of June 30,
	2024	2025
		(Unaudited)
Deferred tax assets:
Allowance for inventories and others	$253	$283
Net operating loss carried forward	2,671	4,374
Total deferred tax assets	2,924	4,657
Valuation allowance	(946)	(2,679)
Deferred tax assets, net of valuation allowance	$1,978	$1,978

Deferred tax liability:
Accelerated tax depreciation and others	$(450)	$(445)
Total deferred tax liability	$(450)	$(445)